Landfill Assets	12 Months Ended
Dec. 31, 2011
Landfill Assets Disclosure [Abstract]
Landfill Assets Disclosure [Text Block]

13. Landfill Assets

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,471,359	$512,567	$958,792

		December 31, 2010
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,407,103	$431,412	$975,691

Capitalized interest for the year ended December 31, 2011 amounted to $1,471 (2010 - $2,165).